Financial risk management: Exchange rate risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial risk management:
Asset	$ 60,411,211	$ 57,515,881
Liability	(18,718,005)	(18,744,704)
Exchange rate risk
Financial risk management:
Asset	88,426	164,370
Liability	(5,578)	(4,853)
Net assets at period closing	$ 82,848	$ 159,517